SUBSEQUENT EVENTS (Details)						3 Months Ended
	Sep. 27, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Feb. 02, 2023 item	Jan. 18, 2023 USD ($) shares	Nov. 03, 2021 shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
SUBSEQUENT EVENTS
Minimum Market Value of Listed Securities | $	$ 50,000,000	$ 50,000,000
Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued		7,000
PIPE Securities Purchase Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of warrants to purchase shares issued		424,000				424,000	424,000
Maximum number of shares issuable					15,000	15,000
Maximum | Backstop Agreement
SUBSEQUENT EVENTS
Number of warrants to purchase shares issued				106,000
Maximum | Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued		2,000		2,000
Subsequent event
SUBSEQUENT EVENTS
Extension period (in months)			3 months
Number of extensions permitted | item			3
Number of consecutive trading days prior to the date of the Letter		30 days
Minimum Market Value of Listed Securities | $	$ 50,000,000	$ 50,000,000
Number of consecutive business days during the compliance period	10 days
Subsequent event | Backstop Agreement
SUBSEQUENT EVENTS
Aggregate purchase price | $		$ 15,000,000				$ 15,000,000
Subsequent event | Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued		7,000
Number of preferred stock converted to into common stock				234,260
Subsequent event | Maximum | Backstop Agreement
SUBSEQUENT EVENTS
Number of warrants to purchase shares issued				106,000
Aggregate purchase price | $				$ 2,000,000
Additional PIPE financing | $		$ 7,000,000				$ 7,000,000
Subsequent event | Maximum | Backstop Agreement | Series A Preferred Stock
SUBSEQUENT EVENTS
Number of shares to be issued		2,000		2,000
Subsequent event | Unsecured promissory note
SUBSEQUENT EVENTS
Aggregate principal amount | $				$ 250,000